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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number   811-08363

Evergreen Select Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for two of its series, Evergreen Special Equity Fund and Evergreen Strategic Growth Fund, for the six months ended March 31, 2008. These two series have a September 30 fiscal year end.
Date of reporting period: March 31, 2008

Item 1 – Reports to Stockholders.

Evergreen Special Equity Fund

Evergreen

SPECIAL EQUITY FUND

Semiannual Report
as of March 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
24	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

May 2008

Dennis H. Ferro

President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Special Equity Fund for the six-month period ended March 31, 2008 (the “six-month period”).

Mounting evidence of a slowing economy undermined confidence in equities and credit-sensitive fixed income securities during the six-month period. Investors feared weakness in housing and problems in the subprime mortgage industry could pull the domestic economy into recession. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. Equity prices were buffeted by news of falling profits, weakening housing, slowing employment, rising inflationary pressures and growing credit problems. Stock valuations fell across all market capitalizations, investment styles and regions. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy showed clear signs of weakening over the six-month period. Problems in the credit markets led to declines in lending for ordinary consumer and commercial activity, accentuating the effects of declining home prices. Corporate profits, employment and other key economic indicators

LETTER TO SHAREHOLDERS continued

showed signs of deterioration. Gross Domestic Product growth slowed to just 0.6% both in the final quarter of 2007 and in the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, consistent with the investment discipline of each fund. Managers of Evergreen Strategic Growth Fund emphasized large cap companies that they believed offered superior growth potential. The portfolio manager of Evergreen Special Equity Fund, meanwhile, focused on smaller companies, using a principally quantitative process in selecting stocks on the basis of valuation, quality and sentiment.

We believe the experiences in the capital markets during the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

LETTER TO SHAREHOLDERS continued

Please visit us at

EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

FUND AT A GLANCE

as of March 31, 2008

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/15/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	8/30/1999	8/30/1999	8/30/1999	3/15/1994	3/15/1994

Nasdaq symbol	ESEAX	ESEBX	ESQCX	ESDDX	ESSEX

6-month return with sales charge	-22.91%	-22.03%	-19.22%	N/A	N/A

6-month return w/o sales charge	-18.19%	-18.53%	-18.52%	-18.09%	-18.15%

Average annual return*

1-year with sales charge	-23.21%	-22.66%	-19.81%	N/A	N/A

1-year w/o sales charge	-18.53%	-19.18%	-19.12%	-18.36%	-18.49%

5-year	7.92%	8.13%	8.45%	9.53%	9.28%

10-year	3.36%	3.34%	3.34%	4.28%	4.03%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on Class IS. Historical performance shown for Class IS prior to 7/27/1998 is based on the performance of the Class A shares of the fund’s predecessor fund, CoreFund Special Equity Fund. Historical performance shown for Class I prior to 7/27/1998 is based on the performance of the Class Y shares of the fund’s predecessor fund. The performance has not been adjusted to reflect the differences in each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Classes A and IS and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Special Equity Fund Class A shares versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2008, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$818.11	$ 8.14
Class B	$ 1,000.00	$814.72	$11.52
Class C	$ 1,000.00	$814.82	$11.52
Class I	$ 1,000.00	$819.14	$ 7.00
Class IS	$ 1,000.00	$818.53	$ 8.14
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.05	$ 9.02
Class B	$ 1,000.00	$ 1,012.30	$12.78
Class C	$ 1,000.00	$ 1,012.30	$12.78
Class I	$ 1,000.00	$ 1,017.30	$ 7.77
Class IS	$ 1,000.00	$ 1,016.05	$ 9.02

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.79% for Class A, 2.54% for Class B, 2.54% for Class C, 1.54% for Class I and 1.79% for Class IS), multiplied by the average account value over the period, multiplied by 183 / 366 days.

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 14.38	$ 13.60	$ 13.06	$ 11.56	$ 10.86	$ 7.57

Income from investment operations
Net investment income (loss)	(0.07)	(0.11)[1]	(0.16)[1]	(0.14)	(0.14)[1]	(0.10)[1]
Net realized and unrealized gains or losses on investments	(2.28)	1.42	0.70	1.64	0.84	3.39

Total from investment operations	(2.35)	1.31	0.54	1.50	0.70	3.29

Distributions to shareholders from
Net realized gains	(1.81)	(0.53)	0	0	0	0

Net asset value, end of period	$ 10.22	$ 14.38	$ 13.60	$ 13.06	$ 11.56	$ 10.86

Total return[2]	(18.19%)	9.71%	4.13%	12.98%	6.45%	43.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,768	$34,161	$40,018	$86,673	$87,240	$56,644
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.79%[3]	1.69%	1.62%	1.62%	1.57%	1.57%
Expenses excluding waivers/reimbursements
and expense reductions	1.83%[3]	1.70%	1.62%	1.62%	1.57%	1.62%
Net investment income (loss)	(1.04%)[3]	(0.77%)	(1.12%)	(1.01%)	(1.20%)	(1.14%)
Portfolio turnover rate	42%	74%	105%	138%	221%	149%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 13.55	$ 12.93	$ 12.50	$ 11.14	$ 10.54	$ 7.40

Income from investment operations
Net investment income (loss)	(0.10)[1]	(0.20)[1]	(0.24)[1]	(0.21)[1]	(0.22)[1]	(0.16)[1]
Net realized and unrealized gains or losses on investments	(2.14)	1.35	0.67	1.57	0.82	3.30

Total from investment operations	(2.24)	1.15	0.43	1.36	0.60	3.14

Distributions to shareholders from
Net realized gains	(1.81)	(0.53)	0	0	0	0

Net asset value, end of period	$ 9.50	$ 13.55	$ 12.93	$ 12.50	$ 11.14	$ 10.54

Total return[2]	(18.53%)	8.95%	3.44%	12.21%	5.69%	42.43%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,194	$14,048	$23,808	$28,546	$33,438	$34,722
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.54%[3]	2.40%	2.33%	2.32%	2.27%	2.28%
Expenses excluding waivers/reimbursements
and expense reductions	2.54%[3]	2.40%	2.33%	2.32%	2.27%	2.33%
Net investment income (loss)	(1.80%)[3]	(1.48%)	(1.81%)	(1.71%)	(1.90%)	(1.83%)
Portfolio turnover rate	42%	74%	105%	138%	221%	149%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 13.55	$12.92	$ 12.50	$ 11.14	$ 10.53	$ 7.40

Income from investment operations
Net investment income (loss)	(0.10)[1]	(0.20)[1]	(0.24)[1]	(0.21)[1]	(0.22)[1]	(0.16)[1]
Net realized and unrealized gains or losses on investments	(2.14)	1.36	0.66	1.57	0.83	3.29

Total from investment operations	(2.24)	1.16	0.42	1.36	0.61	3.13

Distributions to shareholders from
Net realized gains	(1.81)	(0.53)	0	0	0	0

Net asset value, end of period	$ 9.50	$13.55	$ 12.92	$ 12.50	$ 11.14	$ 10.53

Total return[2]	(18.52%)	9.04%	3.36%	12.21%	5.79%	42.30%

Ratios and supplemental data
Net assets, end of period (thousands)	$5,960	$9,143	$11,572	$15,080	$19,678	$18,723
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.54%[3]	2.40%	2.34%	2.32%	2.27%	2.28%
Expenses excluding waivers/reimbursements
and expense reductions	2.54%[3]	2.40%	2.34%	2.32%	2.27%	2.33%
Net investment income (loss)	(1.79%)[3]	(1.48%)	(1.81%)	(1.71%)	(1.90%)	(1.83%)
Portfolio turnover rate	42%	74%	105%	138%	221%	149%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 14.95	$ 14.08	$ 13.48	$ 11.89	$ 11.14	$ 7.74

Income from investment operations
Net investment income (loss)	(0.05)[1]	(0.07)[1]	(0.12)[1]	(0.09)[1]	(0.11)[1]	(0.07)[1]
Net realized and unrealized gains or losses on investments	(2.39)	1.47	0.72	1.68	0.86	3.47

Total from investment operations	(2.44)	1.40	0.60	1.59	0.75	3.40

Distributions to shareholders from
Net realized gains	(1.81)	(0.53)	0	0	0	0

Net asset value, end of period	$ 10.70	$ 14.95	$ 14.08	$ 13.48	$ 11.89	$ 11.14

Total return	(18.09%)	10.03%	4.45%	13.37%	6.73%	43.93%

Ratios and supplemental data
Net assets, end of period (thousands)	$33,688	$57,656	$91,961	$149,132	$259,438	$247,412
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.54%[2]	1.40%	1.33%	1.31%	1.27%	1.28%
Expenses excluding waivers/reimbursements
and expense reductions	1.54%[2]	1.40%	1.33%	1.31%	1.27%	1.33%
Net investment income (loss)	(0.79%)[2]	(0.48%)	(0.81%)	(0.72%)	(0.90%)	(0.82%)
Portfolio turnover rate	42%	74%	105%	138%	221%	149%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

FINANCIALHIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS IS	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$14.46	$13.66	$13.10	$11.59	$10.89	$ 7.59

Income from investment operations
Net investment income (loss)	(0.06)[1]	(0.11)[1]	(0.15)[1]	(0.12)[1]	(0.14)[1]	(0.09)[1]
Net realized and unrealized gains or losses on investments	(2.30)	1.44	0.71	1.63	0.84	3.39

Total from investment operations	(2.36)	1.33	0.56	1.51	0.70	3.30

Distributions to shareholders from
Net realized gains	(1.81)	(0.53)	0	0	0	0

Net asset value, end of period	$10.29	$14.46	$13.66	$13.10	$11.59	$10.89

Total return	(18.15%)	9.82%	4.27%	13.03%	6.43%	43.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$1,966	$2,326	$2,689	$2,916	$3,456	$2,878
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.79%[2]	1.66%	1.59%	1.57%	1.52%	1.53%
Expenses excluding waivers/reimbursements
and expense reductions	1.79%[2]	1.66%	1.59%	1.57%	1.52%	1.58%
Net investment income (loss)	(1.04%)[2]	(0.74%)	(1.05%)	(0.96%)	(1.15%)	(1.07%)
Portfolio turnover rate	42%	74%	105%	138%	221%	149%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 14.2%
Auto Components 0.3%
Amerigon, Inc. *	14,197	$210,116

Diversified Consumer Services 2.3%
DeVry, Inc.	16,360	684,503
ITT Educational Services, Inc. *	4,224	194,008
Sotheby’s Holdings, Inc.	16,864	487,538
Strayer Education, Inc.	2,024	308,660

		1,674,709

Hotels, Restaurants & Leisure 2.9%
Bally Technologies, Inc.	14,801	508,266
Buffalo Wild Wings, Inc.	10,141	248,454
CBRL Group, Inc.	5,767	206,286
Chipotle Mexican Grill, Inc., Class A *	4,921	558,189
Denny’s Corp. *	128,374	382,555
Vail Resorts, Inc. *	5,267	254,343

		2,158,093

Household Durables 0.2%
Tempur-Pedic International, Inc. (p)	14,832	163,152

Internet & Catalog Retail 2.0%
Gaiam, Inc., Class A * (p)	16,885	292,448
Netflix, Inc. * (p)	13,453	466,147
Overstock.com, Inc. * (p)	10,041	119,588
priceline.com, Inc. * (p)	5,101	616,507

		1,494,690

Media 2.3%
Gemstar-TV Guide International, Inc. *	46,474	218,428
Global Sources, Ltd. *	16,253	241,357
Marvel Entertainment, Inc. *	22,642	606,579
Morningstar, Inc. *	6,422	393,990
TiVo, Inc. *	30,271	265,174

		1,725,528

Specialty Retail 1.7%
Aeropostale, Inc. *	25,519	691,820
J. Crew Group, Inc. *	3,553	156,936
Jos. A. Bank Clothiers, Inc. * (p)	18,980	389,090

		1,237,846

Textiles, Apparel & Luxury Goods 2.5%
Deckers Outdoor Corp. *	5,240	564,977
Fossil, Inc. *	16,285	497,344
Skechers USA, Inc., Class A *	4,693	94,845
Warnaco Group, Inc. *	16,552	652,811

		1,809,977

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 3.3%
Food & Staples Retailing 1.1%
Longs Drug Stores Corp.	14,225	$603,994
Winn-Dixie Stores, Inc. *	10,388	186,568

		790,562

Food Products 1.3%
Darling International, Inc.	37,388	484,174
Ralcorp Holdings, Inc. *	8,092	470,550

		954,724

Personal Products 0.9%
American Oriental Bioengineering, Inc. *	47,355	383,576
NBTY, Inc. *	10,698	320,405

		703,981

ENERGY 8.3%
Energy Equipment & Services 2.4%
Atwood Oceanics, Inc. *	5,240	480,613
Dawson Geophysical Co. *	6,055	408,712
Grey Wolf, Inc. *	55,390	375,544
Gulf Island Fabrication, Inc.	9,142	262,558
Hornbeck Offshore Services, Inc. * (p)	5,065	231,319

		1,758,746

Oil, Gas & Consumable Fuels 5.9%
Bois D’Arc Energy, Inc. *	23,848	512,493
Comstock Resources, Inc. *	17,694	713,068
Double Hull Tankers, Inc.	16,593	176,052
Holly Corp.	7,436	322,797
Knightsbridge Tankers, Ltd.	5,653	150,822
Mariner Energy, Inc. *	19,895	537,364
Petrohawk Energy Corp. *	27,164	547,898
PetroQuest Energy, Inc. *	30,039	520,876
Rosetta Resources, Inc. *	20,483	402,901
World Fuel Services Corp.	16,446	461,639

		4,345,910

FINANCIALS 6.8%
Capital Markets 2.5%
Knight Capital Group, Inc., Class A *	28,488	462,645
optionsXpress Holdings, Inc.	19,141	396,410
TradeStation Group, Inc. *	23,324	198,721
Waddell & Reed Financial, Inc., Class A	24,121	775,008

		1,832,784

Consumer Finance 0.7%
World Acceptance Corp. *	15,824	503,994

Diversified Financial Services 0.2%
Asta Funding, Inc. (p)	13,198	183,848

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 2.6%
AmTrust Financial Services, Inc.	27,780	$450,314
Delphi Financial Group, Inc., Class A	8,007	234,045
National Interstate Corp.	10,684	249,471
Reinsurance Group of America, Inc.	8,841	481,304
Zenith National Insurance Corp.	13,616	488,270

		1,903,404

Real Estate Investment Trusts 0.8%
FelCor Lodging Trust, Inc.	26,672	320,864
Getty Realty Corp.	18,044	287,441

		608,305

HEALTH CARE 20.8%
Biotechnology 5.9%
Alnylam Pharmaceuticals, Inc. *	5,825	142,130
Arena Pharmaceuticals, Inc. *	31,508	215,515
ArQule, Inc. * (p)	35,275	150,977
Array BioPharma, Inc. *	36,638	256,832
BioMarin Pharmaceutical, Inc. *	4,825	170,660
Cell Genesys, Inc. * (p)	104,099	244,633
Cubist Pharmaceuticals, Inc. *	18,419	339,278
CV Therapeutics, Inc. * (p)	43,760	312,009
Enzon Pharmaceuticals, Inc. * (p)	30,636	282,157
Incyte Corp. *	17,178	180,541
InterMune, Inc. * (p)	21,403	312,056
Lexicon Genetics, Inc. *	108,356	218,879
Neurocrine Biosciences, Inc. * (p)	30,869	166,693
Onyx Pharmaceuticals, Inc. *	3,003	87,177
OSI Pharmaceuticals, Inc. *	17,885	668,720
Regeneron Pharmaceuticals, Inc. *	12,379	237,553
Renovis, Inc. *	97,343	229,729
Telik, Inc. * (p)	52,599	128,342

		4,343,881

Health Care Equipment & Supplies 7.2%
Align Technology, Inc. *	15,218	169,072
ArthroCare Corp. *	10,308	343,772
Hologic, Inc. *	15,247	847,733
Immucor, Inc. *	19,323	412,353
Meridian Bioscience, Inc.	17,601	588,401
Merit Medical Systems, Inc. *	9,257	146,538
Quidel Corp. *	24,949	400,681
Sirona Dental Systems, Inc. *	15,562	419,707
SonoSite, Inc. *	13,260	376,982
STERIS Corp.	22,896	614,300

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Varian Medical Systems, Inc. *	6,358	$368,255
West Pharmaceutical Services, Inc.	13,633	602,988

		5,290,782

Health Care Providers & Services 3.5%
Centene Corp. *	21,965	306,192
HealthSpring, Inc. *	27,948	393,508
Magellan Health Services, Inc. *	7,749	307,558
Matria Healthcare, Inc. *	15,191	338,759
MedCath Corp. *	6,589	119,920
Molina Healthcare, Inc. *	14,620	357,020
Owens & Minor, Inc.	7,434	292,454
Sun Healthcare Group, Inc. *	14,885	195,589
The Providence Service Corp. *	9,032	270,960

		2,581,960

Health Care Technology 0.2%
Eclipsys Corp. *	8,753	171,646

Life Sciences Tools & Services 0.6%
PAREXEL International Corp. *	17,339	452,548

Pharmaceuticals 3.4%
K-V Pharmaceutical Co., Class A *	23,875	595,920
Medicines Co. *	20,052	405,050
Obagi Medical Products, Inc. *	18,056	156,726
Pain Therapeutics, Inc. *	34,691	293,139
Par Pharmaceutical Companies, Inc. *	11,720	203,811
Sciele Pharma, Inc. * (p)	25,748	502,086
Valeant Pharmaceuticals International *	11,889	152,536
XenoPort, Inc. *	3,790	153,381

		2,462,649

INDUSTRIALS 17.6%
Aerospace & Defense 2.8%
Cubic Corp.	13,882	394,665
Curtiss-Wright Corp.	2,485	103,078
Hexcel Corp. *	23,404	447,251
TASER International, Inc. * (p)	15,250	143,350
Teledyne Technologies, Inc. *	12,696	596,712
TransDigm Group, Inc. *	9,326	345,528

		2,030,584

Air Freight & Logistics 0.8%
Hub Group Inc., Class A *	18,962	623,660

Airlines 0.2%
Pinnacle Airlines Corp. *	13,659	119,243

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 6.0%
COMSYS IT Partners, Inc. *	22,534	$190,638
Consolidated Graphics, Inc. *	4,982	279,241
GeoEye, Inc. *	12,319	320,171
Herman Miller, Inc.	20,232	497,100
IHS, Inc., Class A *	9,283	596,990
Knoll, Inc.	29,285	337,949
LECG Corp. *	16,913	158,306
PeopleSupport, Inc. *	13,492	123,047
Rollins, Inc.	10,011	177,094
School Specialty, Inc. *	7,211	227,435
Spherion Corp. *	30,761	188,257
Teletech Holdings, Inc. *	19,461	437,094
TrueBlue, Inc. *	24,502	329,307
United Stationers, Inc. *	11,516	549,313

		4,411,942

Construction & Engineering 0.6%
Perini Corp. *	11,177	404,943

Electrical Equipment 2.7%
Acuity Brands, Inc.	14,112	606,111
Belden, Inc.	6,147	217,112
General Cable Corp. *	3,558	210,171
II-VI, Inc. *	17,359	659,295
Woodward Governor Co.	12,271	327,881

		2,020,570

Machinery 3.2%
Actuant Corp., Class A	19,264	581,965
Chart Industries, Inc. *	14,452	489,056
Hurco Cos.	5,853	273,803
Mueller Industries, Inc.	12,891	371,905
Valmont Industries, Inc.	4,568	401,482
Wabtec	5,483	206,490

		2,324,701

Marine 0.4%
Horizon Lines, Inc., Class A	17,348	322,846

Trading Companies & Distributors 0.9%
Applied Industrial Technologies, Inc.	14,741	440,608
H&E Equipment Services, Inc. *	17,961	225,770

		666,378

INFORMATION TECHNOLOGY 21.9%
Communications Equipment 3.0%
Blue Coat Systems, Inc. *	12,322	271,577
Comtech Group, Inc. *	12,085	130,397

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Communications Equipment continued
Comtech Telecommunications Corp. *	10,246	$399,594
Foundry Networks, Inc. *	18,111	209,725
Harmonic, Inc. *	34,270	260,452
InterDigital, Inc. *	7,969	157,866
Network Equipment Technologies, Inc. *	18,945	124,469
Polycom, Inc. *	12,511	281,998
Tekelec *	26,944	335,453

		2,171,531

Computers & Peripherals 0.4%
Emulex Corp. *	17,186	279,101

Electronic Equipment & Instruments 2.8%
Anixter International, Inc. *	5,665	362,787
Cogent, Inc. *	11,984	113,009
Coherent, Inc. *	5,397	150,522
Flir Systems, Inc. *	23,263	699,984
Littelfuse, Inc. *	6,858	239,824
ScanSource, Inc. *	7,358	266,286
Technitrol, Inc.	10,456	241,847

		2,074,259

Internet Software & Services 4.1%
Bankrate, Inc. * -	9,735	485,679
Chordiant Software, Inc. *	18,829	113,539
DealerTrack Holdings, Inc. *	4,802	97,096
Digital River, Inc. *	10,395	321,933
Greenfield Online, Inc. *	28,610	339,315
Interwoven, Inc. *	26,952	287,847
LoopNet, Inc. * (p)	11,751	149,238
Sohu.com, Inc. *	9,887	446,200
ValueClick, Inc. *	27,190	469,028
Websense, Inc. *	17,784	333,450

		3,043,325

IT Services 1.3%
Heartland Payment Systems, Inc.	15,001	345,173
Sapient Corp. *	29,339	204,199
Sykes Enterprises, Inc. *	23,072	405,837

		955,209

Semiconductors & Semiconductor Equipment 3.6%
Amkor Technology, Inc. *	35,880	383,916
Applied Micro Circuits Corp. *	28,755	206,461
Cymer, Inc. *	12,283	319,849
Entegris, Inc. *	32,546	234,006
Monolithic Power Systems, Inc. *	20,304	357,959
Pericom Semiconductor Corp. *	15,919	233,691

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Semtech Corp. *	24,977	$357,920
Sigma Designs, Inc. * (p)	11,421	258,914
Zoran Corp. *	22,701	310,096

		2,662,812

Software 6.7%
Actuate Corp. *	50,538	207,206
ANSYS, Inc. *	10,602	365,981
Blackboard, Inc. *	6,967	232,210
FalconStor Software, Inc. *	21,533	163,866
Informatica Corp. *	31,285	533,722
Jack Henry & Associates, Inc.	19,000	468,730
Magma Design Automation, Inc. *	28,944	276,994
Manhattan Associates, Inc. *	12,848	294,605
Micros Systems, Inc. *	22,172	746,309
MicroStrategy, Inc., Class A *	4,558	337,246
Nuance Communications, Inc. *	20,446	355,965
Parametric Technology Corp. *	22,974	367,125
SPSS, Inc. *	9,882	383,224
Taleo Corp., Class A *	10,894	211,344

		4,944,527

MATERIALS 4.7%
Chemicals 1.9%
Arch Chemicals, Inc.	8,451	314,884
Hercules, Inc.	18,996	347,437
Terra Industries, Inc. *	21,280	756,079

		1,418,400

Construction Materials 0.6%
Headwaters, Inc. *	29,870	393,985

Containers & Packaging 1.0%
Greif, Inc., Class A	11,151	757,488

Metals & Mining 1.2%
Cleveland-Cliffs, Inc.	3,313	396,964
Hecla Mining Co. * (p)	41,085	458,508

		855,472

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.4%
Cbeyond, Inc. *	4,182	78,580
NTELOS Holdings Corp.	9,015	218,163

		296,743

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.5%
Syniverse Holdings, Inc. *	19,807	$329,984

Total Common Stocks (cost $82,710,524)		72,471,538

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 10.0%
REPURCHASE AGREEMENTS ^ 7.5%
Banc of America Securities, LLC., 3.07%, dated 03/31/2008, maturing 04/01/2008,
maturity value $1,167,100 (pp) (1)	$ 1,167,000	1,167,000
Deutsche Bank Securities, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008,
maturity value $1,000,086 (pp) (2)	1,000,000	1,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.10%, dated 03/31/2008,
maturing 04/01/2008, maturity value $1,103,095 (pp) (3)	1,103,000	1,103,000
Greenwich Capital Markets, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008,
maturity value $1,000,086 (pp) (4)	1,000,000	1,000,000
JPMorgan Securities, Inc., 3.07%, dated 03/31/2008, maturing 04/01/2008,
maturity value $764,065 (pp) (5)	764,000	764,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $500,043 (pp) (6)	500,000	500,000

		5,534,000

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Bill, 1.20%, 06/26/2008 ƒ ß	100,000	99,713

	Shares	Value

MUTUAL FUND SHARES 2.4%
BGI Prime Money Market Fund, Premium Shares, 3.15% q (pp)	597,000	597,000
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø	1,146,751	1,146,751

		1,743,751

Total Short-Term Investments (cost $7,377,464)		7,377,464

Total Investments (cost $90,087,988) 108.5%		79,849,002
Other Assets and Liabilities (8.5%)		(6,273,230)

Net Assets 100.0%		$73,575,772

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ß	Rate shown represents the yield to maturity at date of purchase.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)

^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro rata basis consisting of:
	(1)	investment grade corporate bonds, 2.88% to 8.60%, 10/15/2008 to 06/01/2065, value including accrued interest is $1,190,340.
	(2)	high grade CMOs, 2.84% to 6.15%, 09/15/2021 to 02/15/2051, value including accrued interest is $856,573;
investment grade CMO, 4.04%, 04/25/2034, value including accrued interest is $163,427.
	(3)	investment grade corporate bonds, 5.70% to 8.75%, 02/15/2017 to 03/01/2031, value including accrued interest is $61,525; high grade asset-backed securities 2.97% to 3.41%, 05/25/2035 to 08/25/2046, value including accrued interest is $668,903; high grade CMOs, 3.21% to 5.22%, 07/15/2035 to 08/25/2046, value including accrued interest is $394,678.
	(4)	agency mortgage backed security, 5.00%, 03/01/2038, value including accrued interest is $1,020,025.
	(5)	investment grade-commercial paper, 0.02% to 0.19%, 04/01/2008 to 06/20/2008, value including accrued interest is $779,298.
	(6)	investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $510,001.

Summary of Abbreviations
CMO Collaterelized Mortgage Obligation

The following table shows the percent of total long-term investments by sector as of March 31, 2008:

Information Technology	22.3%
Health Care	21.1%
Industrials	17.8%
Consumer Discretionary	14.5%
Energy	8.4%
Financials	6.9%
Materials	4.7%
Consumer Staples	3.4%
Telecommunication Services	0.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $88,941,237) including $5,644,520
of securities loaned	$78,702,251
Investments in affiliated money market fund, at value (cost $1,146,751)	1,146,751

Total investments	79,849,002
Segregated cash	1,974
Receivable for securities sold	317,356
Receivable for Fund shares sold	11,605
Dividends receivable	25,118
Receivable for daily variation margin on open futures contracts	5,143
Receivable for securities lending income	14,423
Prepaid expenses and other assets	9,313

Total assets	80,233,934

Liabilities
Payable for Fund shares redeemed	152,868
Payable for securities on loan	6,132,974
Due to custodian bank	317,356
Advisory fee payable	1,395
Due to other related parties	11,281
Printing and postage expenses payable	20,620
Accrued expenses and other liabilities	21,668

Total liabilities	6,658,162

Net assets	$73,575,772

Net assets represented by
Paid-in capital	$89,479,538
Undistributed net investment loss	(519,696)
Accumulated net realized losses on investments	(5,144,577)
Net unrealized losses on investments	(10,239,493)

Total net assets	$73,575,772

Net assets consists of
Class A	$23,768,449
Class B	8,193,978
Class C	5,959,697
Class I	33,687,845
Class IS	1,965,803

Total net assets	$73,575,772

Shares outstanding (unlimited number of shares authorized)
Class A	2,325,047
Class B	862,175
Class C	627,338
Class I	3,148,502
Class IS	191,128

Net asset value per share
Class A	$10.22
Class A—Offering price (based on sales charge of 5.75%)	$10.84
Class B	$9.50
Class C	$9.50
Class I	$10.70
Class IS	$10.29

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2008 (unaudited)

Investment income
Dividends	$202,350
Securities lending	112,376
Income from affiliate	35,889
Interest	2,743

Total investment income	353,358

Expenses
Advisory fee	438,549
Distribution Plan expenses
Class A	45,076
Class B	54,850
Class C	37,921
Class IS	2,601
Administrative services fee	47,540
Transfer agent fees	159,911
Trustees’ fees and expenses	1,605
Printing and postage expenses	19,651
Custodian and accounting fees	17,631
Registration and filing fees	28,462
Professional fees	14,200
Interest expense	216
Other	4,820

Total expenses	873,033
Less: Expense reductions	(1,682)
Expense reimbursements	(6,669)

Net expenses	864,682

Net investment loss	(511,324)

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(3,145,191)
Futures contracts	(216,500)

Net realized losses on investments	(3,361,691)
Net change in unrealized gains or losses on investments	(14,498,143)

Net realized and unrealized gains or losses on investments	(17,859,834)

Net decrease in net assets resulting from operations	$(18,371,158)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008		Year Ended
	(unaudited)		September 30, 2007

Operations
Net investment loss		$(511,324)		$(1,134,796)
Net realized gains or losses on
investments		(3,361,691)		18,696,996
Net change in unrealized gains or losses
on investments		(14,498,143)		(1,219,210)

Net increase (decrease) in net assets
resulting from operations		(18,371,158)		16,342,990

Distributions to shareholders from
Net realized gains
Class A		(4,244,978)		(1,479,032)
Class B		(1,669,509)		(930,721)
Class C		(1,158,817)		(447,911)
Class I		(6,547,419)		(3,171,113)
Class IS		(279,829)		(101,206)

Total distributions to shareholders		(13,900,552)		(6,129,983)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	270,106	3,253,137	503,571	7,316,735
Class B	13,340	150,349	52,269	716,105
Class C	23,441	261,144	26,986	367,979
Class I	183,814	2,234,568	404,092	5,945,376
Class IS	35,531	377,182	17,814	257,965

		6,276,380		14,604,160

Net asset value of shares issued in
reinvestment of distributions
Class A	331,862	3,985,661	94,246	1,327,926
Class B	140,904	1,578,479	65,839	879,604
Class C	82,283	920,743	26,720	356,718
Class I	290,935	3,654,146	120,247	1,758,008
Class IS	20,126	243,121	5,985	84,742

		10,382,150		4,406,998

Automatic conversion of Class B shares
to Class A shares
Class A	137,947	1,751,261	402,088	5,849,987
Class B	(147,387)	(1,751,261)	(425,570)	(5,849,987)

		0		0

Payment for shares redeemed
Class A	(789,650)	(9,197,478)	(1,568,362)	(22,690,512)
Class B	(181,359)	(2,014,452)	(497,671)	(6,822,888)
Class C	(153,288)	(1,691,986)	(274,265)	(3,765,365)
Class I	(1,182,580)	(14,942,174)	(3,197,707)	(47,786,881)
Class IS	(25,364)	(298,701)	(59,815)	(872,378)

		(28,144,791)		(81,938,024)

Net decrease in net assets resulting from
capital share transactions		(11,486,261)		(62,926,866)

Total decrease in net assets		(43,757,971)		(52,713,859)
Net assets
Beginning of period		117,333,743		170,047,602

End of period		$73,575,772	$ 117,333,743

Undistributed net investment loss		$(519,696)		$(8,372)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Special Equity Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

g. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.92% and declining to 0.70% as average daily net assets increase. For the six months ended March 31, 2008, the advisory fee was equivalent to 0.92% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $6,669.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2008, the transfer agent fees were equivalent to an annual rate of 0.34% of the Fund’s average daily net assets.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS

EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees were paid at an annual rate of 0.30% of the average daily net assets for Class A and Class IS shares, and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2008, EIS received $773 from the sale of Class A shares and $16,319 and $184 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $39,313,605 and $63,926,188, respectively, for the six months ended March 31, 2008.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At March 31, 2008, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at
Expiration	Contracts	Amount	March 31, 2008	Unrealized Loss

June 2008	1 Russell 2000	$ 345,507	$ 345,000	$507
	Index Future

During the six months ended March 31, 2008, the Fund loaned securities to certain brokers. At March 31, 2008, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $5,644,520 and $6,132,974, respectively.

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $90,193,664. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,173,144 and $15,517,806, respectively, with a net unrealized depreciation of $10,344,662.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08%.

During the six months ended March 31, 2008, the Fund had average borrowings outstanding of $4,243 (on an annualized basis) at a rate of 5.08% and paid interest of $216.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for,

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566388 rv5 04/2008

Evergreen Strategic Growth Fund

Evergreen

STRATEGIC GROWTH FUND

Semiannual Report
as of March 31, 2008

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
22	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2008, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS
May 2008

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Strategic Growth Fund for the six-month period ended March 31, 2008 (the “six-month period”).

Mounting evidence of a slowing economy undermined confidence in equities and credit-sensitive fixed income securities during the six-month period. Investors feared weakness in housing and problems in the subprime mortgage industry could pull the domestic economy into recession. Major financial institutions began to report substantial losses from their exposures to subprime mortgages and banks started to tighten their credit standards and to restrict their lending. Equity prices were buffeted by news of falling profits, weakening housing, slowing employment, rising inflationary pressures and growing credit problems. Stock valuations fell across all market capitalizations, investment styles and regions. With fears of a dramatic downturn hovering over the market, fixed income investors sought out the highest-quality securities and attempted to avoid credit risk. As a consequence, the prices of corporate bonds and many asset-backed securities fell, while Treasuries rallied in a general flight to quality. In this environment, the prices of gold, oil and other commodities surged while the U.S. dollar weakened further.

The U.S. economy showed clear signs of weakening over the six-month period. Problems in the credit markets led to declines in lending for ordinary consumer and commercial activity, accentuating the effects of declining home prices. Corporate profits, employment and other key economic indicators

1

LETTER TO SHAREHOLDERS continued

showed signs of deterioration. Gross Domestic Product growth slowed to just 0.6% both in the final quarter of 2007 and in the first quarter of 2008. To reinvigorate the economy and stimulate lending activity, the Federal Reserve Board (the “Fed”) became increasingly aggressive, taking a series of steps to pour liquidity into the financial system. Starting in September 2007 and continuing through April 2008, the Fed cut the key fed funds rate seven different times, lowering the influential short-term rate from 5.25% to 2%. In March 2008, the central bank also opened its lending facilities to securities firms as well as commercial banks and intervened to help JPMorgan Chase & Co. purchase the collapsing investment bank Bear Stearns Cos. Congress and the Bush administration, meanwhile, rushed through a $168 billion fiscal stimulus bill, which included tax rebate checks, in an effort to boost growth in the second half of 2008.

During the six-month period, the management teams of Evergreen’s growth-oriented equity funds maintained their pursuit of capital appreciation, consistent with the investment discipline of each fund. Managers of Evergreen Strategic Growth Fund emphasized large cap companies that they believed offered superior growth potential. The portfolio manager of Evergreen Special Equity Fund, meanwhile, focused on smaller companies, using a principally quantitative process in selecting stocks on the basis of valuation, quality and sentiment.

We believe the experiences in the capital markets during the six-month period have underscored the value of a well-diversified, long-term investment strategy to help soften the effects of volatility in any one market or asset class. As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

2

LETTER TO SHAREHOLDERS continued

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:
Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the Financial Industry Regulatory Authority (FINRA).

3

FUND AT A GLANCE
as of March 31, 2008

MANAGEMENT TEAM
Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
W. Shannon Reid, CFA
David Chow, CFA
Jay Zelko

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2008.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS
Portfolio inception date: 12/31/1994

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	11/24/1997	2/27/1998	10/10/2003

Nasdaq symbol	ESGAX	ESGBX	ESGTX	ESGIX	ESGSX	ESGRX

6-month return
with sales charge	-15.49%	-15.07%	-11.57%	N/A	N/A	N/A

6-month return
w/o sales charge	-10.34%	-10.70%	-10.70%	-10.23%	-10.33%	-10.47%

Average annual
return*

1-year with sales
charge	-3.80%	-3.64%	0.33%	N/A	N/A	N/A

1-year w/o sales
charge	2.06%	1.32%	1.32%	2.35%	2.11%	1.82%

5-year	8.51%	8.73%	9.01%	10.11%	9.86%	9.66%

10-year	2.96%	3.06%	3.06%	3.78%	3.53%	3.57%

Maximum sales	5.75%	5.00%	1.00%	N/A	N/A	N/A
charge	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and R prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Classes A and IS, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and R would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued
LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Growth Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered, subject to the minimum initial purchase requirements, in the following manner: (1) to investment advisory clients of EIMC (or its advisory affiliates), (2) to employer- or state-sponsored benefit plans, including but not limited to, retirement plans, defined benefit plans, deferred compensation plans, or savings plans, (3) to fee-based mutual fund wrap accounts, (4) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (5) to certain institutional investors, and (6) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2008, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES
The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

The example illustrates your fund’s costs in two ways:

Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2007	3/31/2008	Period*

Actual
Class A	$ 1,000.00	$ 896.64	$ 4.98
Class B	$ 1,000.00	$ 893.01	$ 8.47
Class C	$ 1,000.00	$ 893.01	$ 8.47
Class I	$ 1,000.00	$ 897.69	$ 3.75
Class IS	$ 1,000.00	$ 896.65	$ 4.93
Class R	$ 1,000.00	$ 895.28	$ 6.11
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.75	$ 5.30
Class B	$ 1,000.00	$ 1,016.05	$ 9.02
Class C	$ 1,000.00	$ 1,016.05	$ 9.02
Class I	$ 1,000.00	$ 1,021.05	$ 3.99
Class IS	$ 1,000.00	$ 1,019.80	$ 5.25
Class R	$ 1,000.00	$ 1,018.55	$ 6.51

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.05% for Class A, 1.79% for Class B, 1.79% for Class C, 0.79% for Class I, 1.04% for Class IS and 1.29% for Class R), multiplied by the average account value over the period, multiplied by 183 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$34.16	$27.57	$26.70	$23.65	$22.16	$18.86

Income from investment operations
Net investment income (loss)	0.05[1]	0.02	(0.02)	0.11	(0.04)[1]	(0.02)[1]
Net realized and unrealized gains or losses on investments	(3.50)	6.57	0.89	3.06	1.53	3.35

Total from investment operations	(3.45)	6.59	0.87	3.17	1.49	3.33

Distributions to shareholders from
Net investment income	(0.13)	0	0	(0.12)	0[2]	(0.03)
Net realized gains	(0.71)	0	0	0	0	0

Total distributions to shareholders	(0.84)	0	0	(0.12)	0	(0.03)

Net asset value, end of period	$29.87	$34.16	$27.57	$26.70	$23.65	$22.16

Total return[3]	(10.34%)	23.90%	3.26%	13.42%	6.73%	17.65%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,559	$7,379	$5,395	$5,259	$4,121	$7,031
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.05%[4]	1.08%	1.07%	1.08%	1.05%	1.06%
Expenses excluding waivers/reimbursements and expense
reductions	1.09%[4]	1.10%	1.07%	1.08%	1.08%	1.08%
Net investment income (loss)	0.34%[4]	0.04%	(0.06%)	0.38%	(0.16%)	(0.11%)
Portfolio turnover rate	66%	97%	97%	173%	145%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Amount represents less than $0.005 per share.
3 Excluding applicable sales charges
4 Annualized

See Notes to Financial Statements
7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$32.80	$26.66	$26.00	$23.15	$21.84	$18.72

Income from investment operations
Net investment income (loss)	(0.06)[1]	(0.20)[1]	(0.20)[1]	(0.08)	(0.22)[1]	(0.16)[1]
Net realized and unrealized gains or losses on investments	(3.37)	6.34	0.86	3.00	1.53	3.29

Total from investment operations	(3.43)	6.14	0.66	2.92	1.31	3.13

Distributions to shareholders from
Net investment income	0	0	0	(0.07)	0	(0.01)
Net realized gains	(0.71)	0	0	0	0	0

Total distributions to shareholders	(0.71)	0	0	(0.07)	0	(0.01)

Net asset value, end of period	$28.66	$32.80	$26.66	$26.00	$23.15	$21.84

Total return[2]	(10.70%)	23.03%	2.54%	12.61%	6.00%	16.72%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,673	$2,645	$2,682	$2,659	$2,407	$1,795
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.79%[3]	1.79%	1.77%	1.77%	1.78%	1.76%
Expenses excluding waivers/reimbursements and expense
reductions	1.79%[3]	1.79%	1.77%	1.77%	1.78%	1.77%
Net investment income (loss)	(0.41%)[3]	(0.67%)	(0.76%)	(0.32%)	(0.94%)	(0.80%)
Portfolio turnover rate	66%	97%	97%	173%	145%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements
8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$32.79	$26.67	$26.00	$23.16	$21.85	$18.72

Income from investment operations
Net investment income (loss)	(0.06)[1]	(0.20)[1]	(0.20)[1]	(0.06)[1]	(0.22)[1]	(0.17)[1]
Net realized and unrealized gains or losses on investments	(3.37)	6.32	0.87	2.97	1.53	3.31

Total from investment operations	(3.43)	6.12	0.67	2.91	1.31	3.14

Distributions to shareholders from
Net investment income	0	0	0	(0.07)	0	(0.01)
Net realized gains	(0.71)	0	0	0	0	0

Total distributions to shareholders	(0.71)	0	0	(0.07)	0	(0.01)

Net asset value, end of period	$28.65	$32.79	$26.67	$26.00	$23.16	$21.85

Total return[2]	(10.70%)	22.98%	2.58%	12.57%	6.00%	16.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$2,713	$2,845	$1,742	$1,705	$2,164	$1,916
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.79%[3]	1.79%	1.77%	1.77%	1.78%	1.77%
Expenses excluding waivers/reimbursements and expense
reductions	1.79%[3]	1.79%	1.77%	1.77%	1.78%	1.78%
Net investment income (loss)	(0.41%)[3]	(0.68%)	(0.76%)	(0.25%)	(0.94%)	(0.80%)
Portfolio turnover rate	66%	97%	97%	173%	145%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements
9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$34.49	$27.83	$26.89	$23.81	$22.26	$18.91

Income from investment operations
Net investment income (loss)	0.10	0.12	0.07	0.18	0.02[1]	0.04[1]
Net realized and unrealized gains or losses on investments	(3.54)	6.62	0.89	3.08	1.55	3.35

Total from investment operations	(3.44)	6.74	0.96	3.26	1.57	3.39

Distributions to shareholders from
Net investment income	(0.21)	(0.08)	(0.02)	(0.18)	(0.02)	(0.04)
Net realized gains	(0.71)	0	0	0	0	0

Total distributions to shareholders	(0.92)	(0.08)	(0.02)	(0.18)	(0.02)	(0.04)

Net asset value, end of period	$30.13	$34.49	$27.83	$26.89	$23.81	$22.26

Total return	(10.23%)	24.28%	3.56%	13.74%	7.06%	17.93%

Ratios and supplemental data
Net assets, end of period (thousands)	$790,452	$978,930	$1,389,589	$1,653,361	$1,392,850	$1,273,672
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	0.79%[2]	0.79%	0.77%	0.77%	0.78%	0.76%
Expenses excluding waivers/reimbursements and expense
reductions	0.79%[2]	0.79%	0.77%	0.77%	0.78%	0.77%
Net investment income (loss)	0.59%[2]	0.33%	0.24%	0.69%	0.06%	0.21%
Portfolio turnover rate	66%	97%	97%	173%	145%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Annualized

See Notes to Financial Statements
10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS IS	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$33.97	$27.41	$26.53	$23.50	$22.00	$18.72

Income from investment operations
Net investment income (loss)	0.05[1]	0.02[1]	0[1]	0.11[1]	(0.05)[1]	(0.01)[1]
Net realized and unrealized gains or losses on investments	(3.47)	6.55	0.88	3.04	1.55	3.32

Total from investment operations	(3.42)	6.57	0.88	3.15	1.50	3.31

Distributions to shareholders from
Net investment income	(0.12)	(0.01)	0[2]	(0.12)	0[2]	(0.03)
Net realized gains	(0.71)	0	0	0	0	0

Total distributions to shareholders	(0.83)	(0.01)	0	(0.12)	0	(0.03)

Net asset value, end of period	$29.72	$33.97	$27.41	$26.53	$23.50	$22.00

Total return	(10.33%)	24.00%	3.32%	13.44%	6.83%	17.68%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,839	$15,124	$15,791	$16,920	$16,905	$14,924
Ratios to average net assets
Expenses including waivers/reimbursements but excluding
expense reductions	1.04%[3]	1.04%	1.02%	1.02%	1.03%	1.01%
Expenses excluding waivers/reimbursements and expense
reductions	1.04%[3]	1.04%	1.02%	1.02%	1.03%	1.02%
Net investment income (loss)	0.34%[3]	0.07%	(0.01%)	0.43%	(0.19%)	(0.04%)
Portfolio turnover rate	66%	97%	97%	173%	145%	206%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Amount represents less than $0.005 per share.
3 Annualized

See Notes to Financial Statements
11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended September 30,
	March 31, 2008
CLASS R	(unaudited)	2007	2006	2005	2004[1]

Net asset value, beginning of period	$34.13	$27.61	$26.79	$23.77	$23.27

Income from investment operations
Net investment income (loss)	0.01	(0.06)[2]	(0.07)[2]	0.13	(0.05)[2]
Net realized and unrealized gains or losses on investments	(3.51)	6.58	0.89	3.00	0.55

Total from investment operations	(3.50)	6.52	0.82	3.13	0.50

Distributions to shareholders from
Net investment income	(0.02)	0	0	(0.11)	0
Net realized gains	(0.71)	0	0	0	0

Total distributions to shareholders	(0.73)	0	0	(0.11)	0

Net asset value, end of period	$29.90	$34.13	$27.61	$26.79	$23.77

Total return	(10.47%)	23.61%	3.06%	13.18%	2.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$8	$10	$6	$7	$1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.29%[3]	1.31%	1.28%	1.26%	1.05%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.29%[3]	1.31%	1.28%	1.26%	1.05%[3]
Net investment income (loss)	0.08%[3]	(0.20%)	(0.27%)	(0.03%)	(0.20%)[3]
Portfolio turnover rate	66%	97%	97%	173%	145%

1 For the period from October 10, 2003 (commencem ent of class operations), to September 30, 2004.
2 Net investment income (loss) per share is based on average shares outstanding during the period.
3 Annualized

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS 95.0%
CONSUMER DISCRETIONARY 8.4%
Internet & Catalog Retail 1.9%
Amazon.com, Inc. *	218,625	$ 15,587,962

Multi-line Retail 0.7%
Kohl’s Corp. *	141,700	6,077,513

Specialty Retail 3.0%
GameStop Corp., Class A *	249,900	12,922,329
Lowe’s Cos.	491,035	11,264,343

		24,186,672

Textiles, Apparel & Luxury Goods 2.8%
Nike, Inc., Class B (p)	234,775	15,964,700
Phillips-Van Heusen Corp.	175,200	6,643,584

		22,608,284

CONSUMER STAPLES 13.7%
Beverages 6.0%
Coca-Cola Co.	365,675	22,258,637
Hansen Natural Corp. * (p)	228,175	8,054,578
PepsiCo, Inc.	261,950	18,912,790

		49,226,005

Food & Staples Retailing 0.8%
BJ’s Wholesale Club, Inc. * (p)	186,775	6,666,000

Household Products 3.6%
Clorox Co.	120,400	6,819,456
Procter & Gamble Co.	317,373	22,238,326

		29,057,782

Tobacco 3.3%
Altria Group, Inc.	364,200	8,085,240
Philip Morris International, Inc. *	364,200	18,421,236

		26,506,476

ENERGY 8.3%
Energy Equipment & Services 2.7%
Core Laboratories NV *	52,825	6,302,022
Schlumberger, Ltd.	178,050	15,490,350

		21,792,372

Oil, Gas & Consumable Fuels 5.6%
Apache Corp.	78,325	9,463,227
Chevron Corp.	146,150	12,475,364
Exxon Mobil Corp.	281,975	23,849,445

		45,788,036

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS 1.8%
Capital Markets 1.4%
Franklin Resources, Inc. (p)	115,500	$ 11,202,345

Consumer Finance 0.4%
Visa, Inc., Class A *	51,617	3,218,836

HEALTH CARE 16.1%
Biotechnology 7.0%
BioMarin Pharmaceutical, Inc. *	170,575	6,033,238
Celgene Corp. *	259,850	15,926,206
Genentech, Inc. *	206,700	16,779,906
Gilead Sciences, Inc. * (p)	357,190	18,406,001

		57,145,351

Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	295,400	17,080,028
Hologic, Inc. *	121,750	6,769,300

		23,849,328

Health Care Providers & Services 2.2%
Express Scripts, Inc. * (p)	271,500	17,462,880

Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	979,575	20,864,948
Merck & Co., Inc.	304,155	11,542,682

		32,407,630

INDUSTRIALS 11.8%
Aerospace & Defense 6.0%
BE Aerospace, Inc. *	89,636	3,132,778
General Dynamics Corp.	161,800	13,489,266
Lockheed Martin Corp. (p)	180,275	17,901,307
Raytheon Co. (p)	219,575	14,186,741

		48,710,092

Construction & Engineering 4.7%
Chicago Bridge & Iron Co. NV	180,075	7,066,143
Fluor Corp. (p)	61,275	8,649,579
Foster Wheeler, Ltd. *	274,900	15,564,838
Quanta Services, Inc. * (p)	308,975	7,158,951

		38,439,511

Machinery 1.1%
AGCO Corp. * (p)	128,525	7,696,077
SPX Corp.	14,211	1,490,734

		9,186,811

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 23.1%
Communications Equipment 4.0%
Cisco Systems, Inc. *	443,690	$ 10,688,492
QUALCOMM, Inc.	253,940	10,411,540
Research In Motion, Ltd. *	101,500	11,391,345

		32,491,377

Computers & Peripherals 4.0%
Apple, Inc. * (p)	179,890	25,814,215
EMC Corp. *	501,875	7,196,888

		33,011,103

Electronic Equipment & Instruments 1.1%
Mettler-Toledo International, Inc. *	94,140	9,142,877

Internet Software & Services 2.7%
Google, Inc., Class A * (p)	50,824	22,386,447

Semiconductors & Semiconductor Equipment 3.3%
Intel Corp.	1,253,595	26,551,142

Software 8.0%
Microsoft Corp.	1,414,820	40,152,592
NAVTEQ Corp. *	85,515	5,815,020
Oracle Corp. *	981,020	19,188,751

		65,156,363

MATERIALS 5.0%
Chemicals 3.2%
Monsanto Co.	163,875	18,272,063
Potash Corporation of Saskatchewan, Inc.	49,500	7,682,895

		25,954,958

Metals & Mining 1.8%
Freeport-McMoRan Copper & Gold, Inc.	154,360	14,852,519

UTILITIES 6.8%
Electric Utilities 3.5%
Exelon Corp.	183,050	14,876,473
NRG Energy, Inc. * (p)	355,600	13,864,844

		28,741,317

Independent Power Producers & Energy Traders 3.3%
Constellation Energy Group, Inc.	184,375	16,274,782
Reliant Energy, Inc. *	449,525	10,631,266

		26,906,048

Total Common Stocks (cost $728,432,506)		774,314,037

EXCHANGE TRADED FUND 0.9%
KBW Bank ETF (p) (cost $7,968,099)	180,719	7,033,583

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued

March 31, 2008 (unaudited)	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 19.6%
CORPORATE BONDS 1.8%
Capital Markets 0.4%
Carrera Capital Finance, LLC, SIV, FRN, 2.88%, 05/27/2008 (pp) +	$ 3,000,000	$ 2,993,670

Consumer Finance 0.2%
Toyota Motor Credit Corp., FRN, 2.13%, 05/08/2008 (pp)	2,000,000	1,999,692

Diversified Financial Services 1.2%
Premier Asset Collateralized Entity, LLC, SIV, FRN, 2.80%, 05/15/2008 (pp) +	5,000,000	4,993,990
Sigma Finance, Inc., SIV, FRN, 2.34%, 06/16/2008 (pp) +	5,000,000	4,870,500

		9,864,490

REPURCHASE AGREEMENTS ^ 6.8%
Banc of America Securities, LLC, 3.07%, dated 03/31/2008, maturing
04/01/2008, maturity value $10,453,891 (1) (pp)	10,453,000	10,453,000
BNP Paribas SA, 3.10%, dated 03/31/2008, maturing 04/01/2008, maturity
value $10,000,861 (2) (pp)	10,000,000	10,000,000
Credit Suisse First Boston, LLC, 3.15%, dated 03/31/2008, maturing 04/01/2008,
maturity value $7,517,658 (3) (pp)	7,517,000	7,517,000
Deutsche Bank Securities, Inc., 3.10%, dated 03/31/2008, maturing 04/01/2008,
maturity value $7,000,603 (4) (pp)	7,000,000	7,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 3.10%, dated 03/31/2008,
maturing 04/01/2008, maturity value $6,000,517 (5) (pp)	6,000,000	6,000,000
Greenwich Capital Markets, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $2,000,172 (6) (pp)	2,000,000	2,000,000
JPMorgan Securities, Inc., 3.07%, dated 03/31/2008, maturing 04/01/2008,
maturity value $3,000,256 (7) (pp)	3,000,000	3,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 3.10%, dated 03/31/2008, maturing
04/01/2008, maturity value $9,500,818 (8) (pp)	9,500,000	9,500,000

		55,470,000

	Shares	Value

MUTUAL FUND SHARES 11.0%
BGI Prime Money Market Fund, Premium Shares, 3.15% q (pp)	9,535,000	9,535,000
BlackRock Liquidity TempFund, Institutional Class, 3.25% q (pp)	7,727,000	7,727,000
Evergreen Institutional Money Market Fund, Class I, 3.27% q ø (pp)	58,290,290	58,290,290
Morgan Stanley Institutional Liquidity Fund Money Market Portfolio, Institutional
Class, 3.31% q (pp)	14,000,000	14,000,000

		89,552,290

Total Short-Term Investments (cost $160,022,185)		159,880,142

Total Investments (cost $896,422,790) 115.5%		941,227,762
Other Assets and Liabilities (15.5%)		(125,982,993)

Net Assets 100.0%		$ 815,244,769

See Notes to Financial Statements
16

SCHEDULE OF INVESTMENTS continued
March 31, 2008 (unaudited)

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	All or a portion of this security represents investment of cash collateral received from securities on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro rata basis consisting of:
	(1)	investment grade corporate bonds, 2.88% to 8.60%, 10/15/2008 to 06/01/2065, value including accrued interest is $10,662,060.
	(2)	investment grade corporate bonds, 5.30% to 8.25%, 10/28/2015 to 06/01/2032, value including accrued interest is $10,200,000.
	(3)	investment grade corporate bonds, 7.375% to 8.00%, 06/15/2010 to 03/15/2038, value including accrued interest is $7,667,343.
	(4)	high grade CMOs, 2.84% to 6.15%, 09/15/2021 to 02/15/2051, value including accrued interest is
$5,996,013; investment grade CMO, 4.04%, 04/25/2034, value including accrued interest is $1,143,987.
	(5)	investment grade corporate bonds, 5.70% to 8.75%, 02/15/2017 to 03/01/2031, value including accrued interest is $334,681; high grade asset-backed securities 2.97% to 3.41%, 05/25/2035 to 08/25/2046, value including accrued interest is $3,638,639; high grade CMOs, 3.21% to 5.22%, 07/15/2035 to 08/25/2046, value including accrued interest is $2,146,935.
	(6)	agency mortgage-backed security, 5.00%, 03/01/2038, value including accrued interest is $2,040,050.
	(7)	investment grade commercial paper, 0.02% to 0.19%, 04/01/2008 to 06/20/2008, value including accrued interest is $3,060,071.
	(8)	investment grade corporate bonds, 0.00% to 7.15%, 08/15/2013 to 06/01/2037, value including accrued interest is $9,690,026.

Summary of Abbreviations
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
SIV	Structured Investment Vehicle

The following table shows the percent of total long-term investments by sector as of March 31, 2008:

Information Technology	24.7%
Health Care	16.7%
Consumer Staples	14.3%
Industrials	12.3%
Consumer Discretionary	8.8%
Energy	8.6%
Utilities	7.1%
Materials	5.2%
Financials	1.4%
Other	0.9%

100.0%

See Notes to Financial Statements
17

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2008 (unaudited)

Assets
Investments in securities, at value (cost $838,132,500) including $117,892,700 of securities
loaned	$ 882,937,472
Investments in affiliated money market fund, at value (cost $58,290,290)	58,290,290

Total investments	941,227,762
Segregated cash	2,320
Receivable for securities sold	29,166,128
Receivable for Fund shares sold	417,774
Dividends receivable	957,499
Receivable for securities lending income	21,452
Prepaid expenses and other assets	16,195

Total assets	971,809,130

Liabilities
Payable for securities purchased	32,616,740
Payable for Fund shares redeemed	4,068,656
Payable for securities on loan	119,734,215
Advisory fee payable	13,793
Due to other related parties	7,840
Accrued expenses and other liabilities	123,117

Total liabilities	156,564,361

Net assets	$ 815,244,769

Net assets represented by
Paid-in capital	$ 779,335,709
Undistributed net investment income	828,887
Accumulated net realized losses on investments	(9,724,799)
Net unrealized gains on investments	44,804,972

Total net assets	$ 815,244,769

Net assets consists of
Class A	$ 7,558,833
Class B	2,673,110
Class C	2,713,208
Class I	790,451,898
Class IS	11,839,439
Class R	8,281

Total net assets	$ 815,244,769

Shares outstanding (unlimited number of shares authorized)
Class A	253,051
Class B	93,285
Class C	94,695
Class I	26,235,831
Class IS	398,365
Class R	277

Net asset value per share
Class A	$ 29.87
Class A — Offering price (based on sales charge of 5.75%)	$ 31.69
Class B	$ 28.66
Class C	$ 28.65
Class I	$ 30.13
Class IS	$ 29.72
Class R	$ 29.90

See Notes to Financial Statements
18

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2008 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,709)	$ 5,307,944
Income from affiliate	748,283
Securities lending	202,552

Total investment income	6,258,779

Expenses
Advisory fee	2,813,259
Distribution Plan expenses
Class A	11,381
Class B	13,556
Class C	13,967
Class IS	16,849
Class R	21
Administrative services fee	452,614
Transfer agent fees	86,117
Trustees’ fees and expenses	10,971
Printing and postage expenses	29,510
Custodian and accounting fees	119,952
Registration and filing fees	32,647
Professional fees	30,109
Other	21,372

Total expenses	3,652,325
Less: Expense reductions	(7,659)
Expense reimbursements	(1,700)

Net expenses	3,642,966

Net investment income	2,615,813

Net realized and unrealized gains or losses on investments
Net realized gains on investments	45,700,148
Net change in unrealized gains or losses on investments	(143,153,500)

Net realized and unrealized gains or losses on investments	(97,453,352)

Net decrease in net assets resulting from operations	$ (94,837,539)

See Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2008		Year Ended
	(unaudited)		September 30, 2007

Operations
Net investment income	$ 2,615,813		$ 3,866,907
Net realized gains on investments		45,700,148		187,775,418
Net change in unrealized gains or
losses on investments		(143,153,500)		70,684,180

Net increase (decrease) in net assets
resulting from operations		(94,837,539)		262,326,505

Distributions to shareholders from
Net investment income
Class A		(31,245)		0
Class I		(5,782,872)		(3,764,577)
Class IS		(50,087)		(4,407)
Class R		(3)		0
Net realized gains
Class A		(163,480)		0
Class B		(59,781)		0
Class C		(63,445)		0
Class I		(19,211,093)		0
Class IS		(298,536)		0
Class R		(135)		0

Total distributions to shareholders		(25,660,677)		(3,768,984)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	67,067	2,170,168	75,016	2,334,280
Class B	25,465	782,809	13,485	395,316
Class C	27,686	833,047	36,910	1,075,979
Class I	2,138,531	67,899,749	2,663,609	82,394,266
Class IS	46,290	1,454,344	181,131	5,488,445
Class R	125	4,011	112	3,609

		73,144,128		91,691,895

Net asset value of shares issued in
reinvestment of distributions
Class A	5,630	187,683	0	0
Class B	1,642	52,286	0	0
Class C	1,762	56,110	0	0
Class I	286,272	9,639,056	34,981	1,041,734
Class IS	8,525	282,539	116	3,419
Class R	3	106	0	0

		10,217,780		1,045,153

Automatic conversion of Class B
shares to Class A shares
Class A	1,799	58,471	4,446	135,405
Class B	(1,875)	(58,471)	(4,612)	(135,405)

		0		0

Payment for shares redeemed
Class A	(37,449)	(1,184,559)	(59,136)	(1,806,668)
Class B	(12,574)	(379,765)	(28,850)	(839,481)
Class C	(21,508)	(625,452)	(15,496)	(471,646)
Class I	(4,573,267)	(149,127,135)	(24,237,440)	(746,985,659)
Class IS	(101,611)	(3,229,848)	(312,116)	(9,463,700)
Class R	(155)	(5,281)	(18)	(538)

		(154,552,040)		(759,567,692)

See Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS continued

Six Months Ended
	March 31, 2008	Year Ended
	(unaudited)	September 30, 2007

Capital share transactions
continued
Net decrease in net assets resulting
from capital share transactions	$ (71,190,132)	$ (666,830,644)

Total decrease in net assets	(191,688,348)	(408,273,123)
Net assets
Beginning of period	1,006,933,117	1,415,206,240

End of period	$ 815,244,769	$ 1,006,933,117

Undistributed net investment income	$ 828,887	$ 4,077,281

See Notes to Financial Statements
21

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION
Evergreen Strategic Growth Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I, Class IS and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments
Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements
Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending
The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income
Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund has adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“FIN 48”) which prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48.

f. Distributions
Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Class allocations
Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.55% as average daily net assets increase. For the six months ended March 31, 2008, the advisory fee was equivalent to 0.62% of the Fund’s average daily net assets (on an annualized basis).

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2008, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $1,700.

The Fund may invest in money market funds which are advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Effective January 1, 2008, EIMC replaced Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, as the administrator to the Fund upon the assignment of the Fund’s Administrative Services Agreement from EIS to EIMC. There were no changes to the services being provided or fees being paid by the Fund. The administrator provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS
EIS serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees were paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2008, EIS received $1,266 from the sale of Class A shares and $2,612 and $48 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS
Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $582,397,720 and $706,158,667, respectively, for the six months ended March 31, 2008.

During the six months ended March 31, 2008, the Fund loaned securities to certain brokers and earned $1,613 in affiliated income relating to securities lending activity which is included in income from affiliates on the Statement of Operations. At March 31, 2008, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $117,892,700 and $119,734,215, respectively.

On March 31, 2008, the aggregate cost of securities for federal income tax purposes was $899,935,444. The gross unrealized appreciation and depreciation on securities based on tax cost was $74,555,541 and $33,263,223, respectively, with a net unrealized appreciation of $41,292,318.

As of September 30, 2007, the Fund had $33,907,724 in capital loss carryovers for federal income tax purposes with $22,244,004 expiring in 2008 and $11,663,720 expiring in 2009.

These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended September 30, 2007 in accordance with income tax regulations.

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2008, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS
Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES
Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT
The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended March 31, 2008, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS
Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and have paid approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS
In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund’s financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Chairman of the Finance Committee, Member of the Executive Committee, and Former
DOB: 10/23/1938	Treasurer, Cambridge College
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 53 portfolios as of 12/31/2007)

Carol A. Kosel[1]	Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice
Trustee	President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer,
DOB: 12/25/1963	Vestaur Securities Fund
Term of office since: 2008
Other directorships: None

Gerald M. McDonnell	Former Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M
Trustee	Cumming Paper Co. (paper merchandising); Trustee, NDI Technologies, LLP (communications);
DOB: 9/19/1941	Former Consultant, AESC (The Association of Executive Search Consultants)
Term of office since: 1982
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.
Trustee
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC;
Treasurer	Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President,
DOB: 2/5/1974	Evergreen Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Mses. Kosel and Norris, serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. As new Trustees, Ms. Kosel’s and Ms. Norris’ initial terms end December 31, 2010 and June 30, 2009, respectively, at which times they may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee, except Ms. Kosel, oversaw 93 Evergreen funds as of December 31, 2007. Ms. Kosel became a Trustee on January 1, 2008. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $258 billion in assets as of March 31, 2008, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2007

For the ninth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2007, Evergreen was ranked fifth overall out of 32 participating companies.

566386 rv4 04/2008

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566386  rv4    04/2008

Item 2 – Code of Ethics

Not required for this semi-annual filing.

Item 3 – Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)  Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)  Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:
Dennis H. Ferro,
Principal Executive Officer
Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro,
Principal Executive Officer
Date: May 23, 2008
By:
Jeremy Depalma
Principal Financial Officer
Date: May 23, 2008